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                   U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2

           Read instructions at end of Form before preparing Form.
                            Please print or type.

1.  Name and address of issuer:
        American Odyssey Funds, Inc.
        Two Tower Center
        East Brunswick, NJ 08816

2.  Name of each series or class of funds for which this notice is filed:
        International Equity Fund, Emerging Opportunities Fund, Core Equity Fund, Long-Term Bond Fund, Intermediate-Term Bond Fund, Short-Term Bond Fund

3.  Investment Company Act File Number:  811-7450
    Securities Act File Number:  33-57536

4.  Last day of fiscal year for which this notice is filed:
        December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2
    declaration:                                                           / /
        N/A

6. Date of termination os issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):
        N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
        None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
        None

9.  Number and aggregate sale price of securities sold during the fiscal year:
                                 389,469.521                  $5,186,684.60
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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                                  389,469.521                     $5,186,684.60

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):
        N/A

12.  Calculation of registration fee:

     (i)   Aggregate sale price of securities sold during the
           year in reliance on rule 24f-2 (from item 10):         $5,186,684.60

     (ii)  Aggregate price of shares issued in connection with
           dividend reinvestments plans (from item 11, if
           applicable):                                           +           0

     (iii) Aggregate price os shares redeemed or repurchased
           during the fiscal year (if applicable):                -2,397,743.42

     (iv)  Aggregate price of shares redeemed or repurchased
           and previously applied as a reduction to filing
           fees pursuant to rule 24f-2 (if appicable):            +           0

     (v)   Net aggregate price of securities sold and issued
           during the fiscal year in reliance on rule 24f-2
           [line (i), plus line (ii), less line (iii),
           plus line (iv)] (if applicable):                       $2,788,941.18

     (vi)  Multiplier prescribed by Section 6(b) of the
           Securities 6(b) of the Securities Act of 1933
           or other applicable law or regulation (see
           instruction C.6):                                      x      1/3300

     (vii) Fee due [line (i) or line (v) multiplied by
           line (vi)]:                                            $      845.13

Instruction:  Issuers should complete this (ii), (iii), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                            /X/

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

         February 26, 1997

                                  SIGNATURES

This report has been signed below by the following persons on behalf other issuer and in the capacities and on the date indicated.

By (Signature and Title)*   /s/ Paul S. Feinberg
                          -----------------------------------------------------
                          Paul S. Feinberg, Senior Vice President and Secretary

Date  February 27, 1997
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* Please print the name and title of the signing officer below the signature.